PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) Rp in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)
PROPERTY AND EQUIPMENT
Proceeds from insurance claims	Rp 143,000	$ 9	Rp 199,000	Rp 299,000
Property and equipment	178,585,000		178,800,000	171,491,000	$ 11,095
Property and equipment excluding land rights insured	178,692,000		175,519,000
Property and equipment excluding land rights insured amount	44,143,000		41,045,000			$ 10	$ 219	$ 10	$ 373
First loss basis	2,750,000		2,750,000
Pledged as collateral under lending agreements	2,190,000		3,076,000
Depreciated property and equipment still used in operations	Rp 89,480,000		85,564,000
Maximum
PROPERTY AND EQUIPMENT
Interest capitalized rate	6.10%	6.10%
Property under construction
PROPERTY AND EQUIPMENT
Interest capitalized	Rp 98,000		124,000	79,000
Foreign exchange loss capitalized	Rp 0		Rp 0	Rp 0
Percentage of completion of property under construction	53.29%		74.09%		53.29%	53.29%	53.29%	74.09%	74.09%
Amount of expenditures in property under construction	Rp 3,064,000		Rp 5,836,000
Property under construction | Minimum
PROPERTY AND EQUIPMENT
Interest capitalized rate	1.50%	1.50%	2.50%	5.63%
Property under construction | Maximum
PROPERTY AND EQUIPMENT
Interest capitalized rate			8.24%	7.90%
Lost and broken equipment
PROPERTY AND EQUIPMENT
Proceeds from insurance claims	Rp 143,000		Rp 199,000	Rp 299,000
Property and equipment	114,000		185,000	Rp 270,000
Land rights and buildings
PROPERTY AND EQUIPMENT
Property, plant and equipment fair value used as deemed cost	Rp 23,650,000		Rp 23,276,000